Intangible Assets, net - Schedule of Intangible assets net (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization		$ (190)	$ (62)
Total	$ 1,632	1,728	1,856
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 1,918	$ 1,918